Trade receivables - Schedule of Trade Receivables (Details) - Trade receivables - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	SFr 174.6	SFr 99.3
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	183.7	101.8
Gross carrying amount | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	112.3	64.4
Gross carrying amount | Past due 1 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47.3	32.8
Gross carrying amount | Past due 91 - 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14.8	3.3
Gross carrying amount | Past due 181 - 360 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7.3	0.2
Gross carrying amount | Past due > 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2.0	1.1
Allowances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9.1)	(2.6)
Individual loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8.2	2.0
Expected credit loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	SFr 0.9	SFr 0.6